Other information about investments (Details 7)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 XAF ( )	Dec. 31, 2017 UAH (₴)	Dec. 31, 2017 EGP (ج.م.)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 TND (د.ت)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 KZT (₸)	Dec. 31, 2017 MZN (MT)	Dec. 31, 2017 VEF ( )	Dec. 31, 2017 KWD (د.ك)	Dec. 31, 2017 HRK (kn)	Dec. 31, 2017 AED (د.إ)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital | €		€ 4,005,000,000															€ 4,005,000,000
Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Mozambique Rovuma Venture SpA(†) (former Eni East Africa SpA)
Registered office		San Donato Milanese (MI)
Country of operation		Mozambique
Share capital | €		€ 20,000,000
Leverage Equity Ratio		35.71%
Consolidation or valutation method	[2]	J.O.
Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		35.71%
Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		64.29%
Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Società Oleodotti Meridionali -SOM SpA(†)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | €		€ 3,085,000
Leverage Equity Ratio		70.00%
Consolidation or valutation method	[2]	J.O.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		70.00%
Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		30.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Agiba Petroleum Co(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							ج.م. 20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Angola LNG Ltd
Registered office		Hamilton (Bermuda)
Country of operation		Angola
Share capital | $				$ 10,907,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		86.40%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member] | Eni Angola Prod.BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Angola Prod.BV
% Ownership		13.60%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Ashrafi Island Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Three [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Barentsmorneftegaz Sàrl(†)
Registered office		Luxembourg (Luxembourg)
Country of operation		Russia
Share capital | $				20,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Four [Member] | Eni Energy Russia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Energy Russia BV
% Ownership		33.33%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Cabo Delgado Gas Development Limitada(†)
Registered office		Maputo (Mozambique)
Country of operation		Mozambique
Share capital | MT												MT 2,500,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Five [Member] | Eni Mozam.LNG H. BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mozam.LNG H. BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Cardón IV SA(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |													17,210,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Six [Member] | Eni Venezuela BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Venezuela BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Compañia Agua Plana SA
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |													100
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		74.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seven [Member] | Eni Venezuela BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Venezuela BV
% Ownership		26.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Coral FLNG SA
Registered office		Maputo (Mozambique)
Country of operation		Mozambique
Share capital | MT												100,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eight [Member] | Eni Mozam.LNG H. BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mozam.LNG H. BV
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Coral South FLNG DMCC
Registered office		Dubai (United Arab Emirates)
Country of operation		United Arab Emirates
Share capital | د.إ																د.إ 500,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nine [Member] | Eni Mozam.LNG H. BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mozam.LNG H. BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		East Delta Gas Co (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		62.50%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		37.50%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	East Kanayis Petroleum Co(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eleven [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	East Obaiyed Petroleum Company(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twelve [Member] | Ieoc SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc SpA
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	El-Fayrouz Petroleum Co(†) (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Thirteen [Member] | Ieoc Exploration BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Exploration BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		El Temsah Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourteen [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Enstar Petroleum Ltd
Registered office		Calgary (Canada)
Country of operation		Canada
Share capital | $								$ 0.1
Shareholders		Unimar Llc
% Ownership		100.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Fedynskmorneftegaz Sàrl(†)
Registered office		Luxembourg (Luxembourg)
Country of operation		Russia
Share capital | $				20,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Sixteen [Member] | Eni Energy Russia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Energy Russia BV
% Ownership		33.33%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	InAgip doo(†)
Registered office		Zagreb (Croatia)
Country of operation		Croatia
Share capital | kn															kn 54,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventeen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Seventeen [Member] | Eni Croatia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Croatia BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		Karachaganak Petroleum Operating BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share capital | €		€ 20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		70.75%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Eighteen [Member] | Agip Karachag.BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Agip Karachag.BV
% Ownership		29.25%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nineteen [Member]
Disclosure of subsidiaries [line items]
Company name		Karachaganak Project Development Ltd (KPD)
Registered office		Reading, Berkshire (United Kingdom)
Country of operation		United Kingdom
Share capital | £			£ 100
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nineteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		62.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Nineteen [Member] | Agip Karachag.BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Agip Karachag.BV
% Ownership		38.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Khaleej Petroleum Co Wll
Registered office		Safat (Kuwait)
Country of operation		Kuwait
Share capital | د.ك														د.ك 250,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		51.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty [Member] | Eni Middle E. Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Middle E. Ltd
% Ownership		49.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty One [Member]
Disclosure of subsidiaries [line items]
Company name		Liberty National Development Co Llc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital | $	[3]			0
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		67.50%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty One [Member] | Eni Oil & Gas Inc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil & Gas Inc
% Ownership		32.50%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1],[2]	Llc ‘Westgasinvest’(†)
Registered office		Lviv (Ukraine)
Country of operation		Ukraine
Share capital | ₴						₴ 2,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		49.99%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Two [Member] | Eni Ukraine Hold.BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Ukraine Hold.BV
% Ownership		50.01%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Mediterranean Gas Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Three [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Mellitah Oil & Gas BV(†)
Registered office		Amsterdam (Netherlands)
Country of operation		Libya
Share capital | €		€ 20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Twenty Four [Member] | Eni North Africa BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni North Africa BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Nile Delta Oil Co Nidoco
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		62.50%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Five [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		37.50%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Six [Member]
Disclosure of subsidiaries [line items]
Company name		North Bardawil Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		70.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Six [Member] | Ieoc Exploration BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Exploration BV
% Ownership		30.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		North El Burg Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Seven [Member] | Ieoc SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc SpA
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Petrobel Belayim Petroleum Co(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Eight [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		PetroBicentenario SA(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |													379,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		60.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesTwenty Nine [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Lasmo Plc
% Ownership		40.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty [Member]
Disclosure of subsidiaries [line items]
Company name		PetroJunín SA(†)
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |													2,402,100,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		60.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Lasmo Plc
% Ownership		40.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty One [Member]
Disclosure of subsidiaries [line items]
Company name		PetroSucre SA
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |													220,300,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		74.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty One [Member] | Eni Venezuela BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Venezuela BV
% Ownership		26.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Pharaonic Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Two [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Port Said Petroleum Co(†)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Three [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Raml Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		77.50%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Four [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		22.50%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Ras Qattara Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		62.50%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Five [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		37.50%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Rovuma Basin LNG Land Limitada(†)
Registered office		Maputo (Mozambique)
Country of operation		Mozambique
Share capital | MT												MT 140,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Six [Member] | Mozamb. Rov. V. SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Mozamb. Rov. V. SpA
% Ownership		33.33%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Shatskmorneftegaz Sàrl(†)
Registered office		Luxembourg (Luxembourg)
Country of operation		Russia
Share capital | $				20,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Seven [Member] | Eni Energy Russia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Energy Russia BV
% Ownership		33.33%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Shorouk Petroleum Company
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		70.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Eight [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		30.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Société Centrale Electrique du Congo SA
Registered office		Pointe-Noire (Republic of the Congo)
Country of operation		Republic of the Congo
Share capital |					44,732,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Exploration & Production [Member] | SubsidiariesThirty Nine [Member] | Eni Congo SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Congo SA
% Ownership		20.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty [Member]
Disclosure of subsidiaries [line items]
Company name		Société Italo Tunisienne d’Exploitation Pétrolière SA(†)
Registered office		Tunisi (Tunisia) Tunisia
Share capital | د.ت									د.ت 5,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty [Member] | Eni Tunisia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Tunisia BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty One [Member]
Disclosure of subsidiaries [line items]
Company name		Sodeps - Société de Developpement et d’Exploitation du Permis du Sud SA(†)
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital | د.ت									د.ت 100,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty One [Member] | Eni Tunisia BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Tunisia BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Tapco Petrol Boru Hatti Sanayi ve Ticaret AS(†)
Registered office		Istanbul (Turkey)
Country of operation		Turkey
Share capital | ₺										₺ 9,850,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Tecninco Engineering Contractors Llp(†)
Registered office		Aksai (Kazakhstan)
Country of operation		Kazakhstan
Share capital | ₸											₸ 29,478,455
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		51.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Three [Member] | EniProgetti SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniProgetti SpA
% Ownership		49.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Thekah Petroleum Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Four [Member] | Ieoc Exploration BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Exploration BV
% Ownership		25.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Unimar Llc(†)
Registered office		Houston (USA)
Country of operation		USA
Share capital | $	[3]			0
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Five [Member] | Eni America Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni America Ltd
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Six [Member]
Disclosure of subsidiaries [line items]
Company name		United Gas Derivatives Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | $				195,000,000
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		33.33%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		VIC CBM Ltd(†)
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | $				1,315,912
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Seven [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Lasmo Plc
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Virginia Indonesia Co CBM Ltd(†)
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | $				631,640
Consolidation or valutation method	[2]	Eq.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Eight [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Lasmo Plc
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fourty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Virginia Indonesia Co Llc
Registered office		Wilmington (USA)
Country of operation		Indonesia
Share capital | $				10
Shareholders		Unimar Llc
% Ownership		100.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty [Member]
Disclosure of subsidiaries [line items]
Company name		Virginia International Co Llc
Registered office		Wilmington (USA)
Country of operation		Indonesia
Share capital | $				$ 10
Shareholders		Unimar Llc
% Ownership		100.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty One [Member]
Disclosure of subsidiaries [line items]
Company name		West Ashrafi Petroleum Co(†) (in liquidation)
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital							ج.م. 20,000
Consolidation or valutation method	[2]	Co.
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Exploration & Production [Member] | Subsidiaries Fifty One [Member] | Ieoc Exploration BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Exploration BV
% Ownership		50.00%

[1]	Controlling interest: Ecofuel SpA 50.00 Third parties 50.00
[2]	Jointly controlled entity.
[3]	Shares without nominal value.